SHARE OPTIONS - Options Details and Assumptions Used to Estimate Fair Value of Options Granted (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2014 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Share options
Incremental compensation expenses | $		$ 3,606	$ 2,060	$ 405
2008 Plan
Share options
Shares authorized to grant | shares				4,444,444
Additional shares authorized to issue | shares	6,900,000
2008 Plan | Share options
Share options
Vesting period				4 years
Vesting percentage at the end of the first year through the fourth year				25.00%
Expiration period				10 years
Shares options granted | shares		3,000,000		44,000
Exercise price of shares options granted (in dollars per share)		$ 0.40
Incremental compensation expenses | $		$ 1,689	$ 66	$ 21
Unrecognized incremental compensation cost | $		$ 0
Assumptions used for estimating the fair value of options granted on the date of grant
Risk-free interest rate per annum (as a percent)		0.12%	0.00%
Risk-free interest rate per annum, minimum (as a percent)				2.90%
Risk-free interest rate per annum, maximum (as a percent)				3.20%
Exercise multiple		2.8	0	2.2
Expected volatility (as a percent)		91.30%	0.00%
Expected volatility, minimum (as a percent)				91.30%
Expected volatility, maximum (as a percent)				69.50%
Expected dividend yield (as a percent)		0.00%	0.00%	0.00%
Fair value of ordinary shares (in dollars per share)		$ 0.935	$ 0.00
Expected terms (in years)		1 year		10 years
2008 Plan | Share options | Minimum
Share options
Exercise price of shares options granted (in dollars per share)				$ 0.33
Assumptions used for estimating the fair value of options granted on the date of grant
Expected volatility, minimum (as a percent)				66.40%
Fair value of ordinary shares (in dollars per share)				$ 0.44
2008 Plan | Share options | Maximum
Share options
Exercise price of shares options granted (in dollars per share)				1.92
Assumptions used for estimating the fair value of options granted on the date of grant
Fair value of ordinary shares (in dollars per share)				$ 1.04
2008 Plan | Nonvested shares
Share options
Vesting period				4 years
Nonvested shares granted | shares		4,601,000	1,829,000	244,000
Incremental compensation expenses | $		$ 1,917	$ 1,995	$ 384
Weighted-average period of recognition of unrecognized compensation cost		1 year 3 months 11 days
2019 Plan
Share options
Shares authorized to grant | shares			2,867,382